NOTE PAYABLE - RELATED PARTY (Details Narrative) - USD ($)			12 Months Ended
	Jan. 06, 2023	Jan. 14, 2022	Apr. 30, 2024	Apr. 30, 2023	Feb. 21, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrumental					$ 3,197,335.65
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding borrowings			$ 1,169,291	$ 1,953,842
Interest expense				293,090
Accrued interest			$ 917,957	$ 917,957
Payment of exchange	$ 103
Debt instrumental	$ 2,092,700
Loan Agreements [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable		$ 1,000,000
Proceeds from related party debt		$ 2,000,000
Interest rate		8.00%